CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Condensed Income Statements, Captions
General and administrative expenses	$ 40,701	$ 46,323	$ 44,297
Loss from operations	123,626	120,244	60,270
Interest income	11,839	7,318	3,687
Interest expenses	(575)	(692)	(938)
Foreign exchange loss	(1,161)	(1,099)	(135)
Income before income taxes	143,723	129,642	83,355
Income tax expenses	18,184	22,205	14,386
Net income	125,261	107,161	68,944
Other comprehensive income, net of tax of nil
Translation adjustment	(31,602)	17,410	(14,428)
Comprehensive income	$ 93,937	124,847	54,541
Parent Company
Condensed Income Statements, Captions
General and administrative expenses		1,511	1,751	$ 1,062
Loss from operations		(1,511)	(1,751)	(1,062)
Other expense, net		(346)	0	(89)
Interest income		0	0	4
Interest expenses		(562)	(748)	(1,074)
Foreign exchange loss		(72)	(97)	(740)
Share of net income of subsidiaries		127,752	109,757	71,905
Income before income taxes		125,261	107,161	68,944
Income tax expenses		0	0	0
Net income		125,261	107,161	68,944
Other comprehensive income, net of tax of nil
Translation adjustment		(31,341)	17,406	(14,392)
Comprehensive income		$ 93,920	$ 124,567	$ 54,552